CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income (loss)	$ (25,435)	$ (56,523)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Net loss from discontinued operations	11,645	26,504
Deferred income tax provision (benefit)	(7,239)	(6,270)
Depreciation and amortization on plant, property and equipment and intangible assets	857	1,673
Amortization of deferred financing costs	1,623	5,624
Loss on disposals of property, plant and equipment	637	28
Loss on sale of business and net assets held for sale		(239)
Bad debt expense	(90)	560
Stock-based compensation	1,179	2,716
Paid-in-kind interest	1,964	2,767
Restructuring charges	5,689
Changes in operating assets and liabilities, net of businesses acquired and sold:
Accounts receivable	3,426	(5,414)
Contract assets	3,269	7,061
Other current assets	2,271	4,681
Other assets	(1,038)	387
Accounts payable	(2,127)	(4,595)
Accrued and other liabilities	(1,157)	(9,437)
Contract liabilities	(3,771)	1,306
Net cash provided by (used in) operating activities, continuing operations	(8,297)	(29,171)
Net cash provided by (used in) operating activities, discontinued operations	(6,125)	(1,739)
Net cash provided by (used in) operating activities	(14,422)	(30,910)
Investing activities:
Proceeds from sale of business, net of restricted cash and transaction costs		20,206
Proceeds from sale of property, plant and equipment		2
Purchase of property, plant and equipment	(137)	(112)
Other investing activities		3,286
Net cash provided by (used in) investing activities, continuing operations	(137)	23,382
Net cash provided by (used in) investing activities, discontinued operations	319	44,500
Net cash provided by (used in) investing activities	182	67,882
Financing activities:
Repurchase of stock-based awards for payment of statutory taxes due on stock-based compensation	(497)	(496)
Debt issuance costs	(2,189)	(1,840)
Dividends paid		(9)
Proceeds from short-term borrowings	46,688
Repayments of short-term borrowings	(43,414)
Proceeds from long-term debt	33,679	171,599
Repayments of long-term debt	(31,241)	(202,353)
Net cash provided by (used in) financing activities, continuing operations	3,026	(33,099)
Net cash provided by (used in) financing activities	3,026	(33,099)
Effect of exchange rate change on cash, discontinued operations		713
Effect of exchange rate change on cash		713
Net change in cash, cash equivalents and restricted cash	(11,214)	4,586
Cash, cash equivalents and restricted cash, beginning of period	16,156	11,570
Cash, cash equivalents and restricted cash, end of period	4,942	16,156
Supplemental Disclosures:
Cash paid for interest	5,652	5,559
Cash paid for income taxes, net of refunds	16	1,806
Noncash repayment of revolving credit facility		(36,224)
Noncash upfront fee related to senior secured term loan facility		$ 4,550
Noncash amendment fee related to term loan	$ 4,000